Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.87%
Communication services: 0.47%
Interactive media & services: 0.27%
Cargurus, Inc.†	51,469	$1,667,595
Media: 0.20%
Versant Media Group, Inc.†	37,658	1,226,898
Consumer discretionary: 10.36%
Automobile components: 2.18%
Dana, Inc.	166,602	4,814,798
Patrick Industries, Inc.	37,736	4,761,151
Strattec Security Corp.†	50,146	3,967,551
		13,543,500
Broadline retail: 0.42%
Dillard’s, Inc. Class A	3,268	1,985,506
Macy’s, Inc.	31,084	622,302
		2,607,808
Distributors: 0.50%
GigaCloud Technology, Inc. Class A†	77,322	3,087,468
Diversified consumer services: 1.71%
Adtalem Global Education, Inc.†	37,770	3,911,084
Carriage Services, Inc. Class A	69,371	2,976,710
Grand Canyon Education, Inc.†	19,619	3,410,567
Stride, Inc.†	3,729	315,473
		10,613,834
Hotels, restaurants & leisure: 0.70%
Cheesecake Factory, Inc.	74,973	4,345,435
Household durables: 1.25%
Cavco Industries, Inc.†	7,903	3,888,434
Century Communities, Inc.	30,549	1,923,976
Meritage Homes Corp.	27,569	1,916,321
		7,728,731
Leisure products: 0.57%
Johnson Outdoors, Inc. Class A	78,634	3,569,197
Specialty retail: 2.26%
Abercrombie & Fitch Co. Class A†	23,480	2,292,352
Envela Corp.†	153,571	2,094,708
Monro, Inc.	66,007	1,235,651
RealReal, Inc.†	256,191	3,758,322
Urban Outfitters, Inc.†	34,657	2,455,449
Victoria’s Secret & Co.†	39,519	2,154,181
		13,990,663
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.77%
Birkenstock Holding PLC†	14,315	$540,534
Deckers Outdoor Corp.†	18,707	2,232,493
Rocky Brands, Inc.	61,698	1,986,059
		4,759,086
Consumer staples: 4.60%
Beverages: 0.81%
Primo Brands Corp. Class A	265,590	5,030,275
Consumer staples distribution & retail: 0.99%
Ingles Markets, Inc. Class A	45,816	3,429,786
Village Super Market, Inc. Class A	75,313	2,685,661
		6,115,447
Food products: 2.31%
Darling Ingredients, Inc.†	89,108	4,068,672
Hormel Foods Corp.	130,784	3,218,594
Lamb Weston Holdings, Inc.	84,547	3,883,244
Pilgrim’s Pride Corp.	73,598	3,191,945
		14,362,455
Household products: 0.49%
Oil-Dri Corp. of America	49,973	3,025,865
Energy: 7.57%
Energy equipment & services: 2.50%
Patterson-UTI Energy, Inc.	1,078,226	8,119,042
TETRA Technologies, Inc.†	648,778	7,396,069
		15,515,111
Oil, gas & consumable fuels: 5.07%
Dorian LPG Ltd.	146,279	4,319,619
Magnolia Oil & Gas Corp. Class A	259,096	6,609,539
Matador Resources Co.	69,257	3,133,187
PBF Energy, Inc. Class A	109,763	3,672,670
Peabody Energy Corp.	162,285	5,722,169
Permian Resources Corp. Class A	492,573	7,945,202
		31,402,386
Financials: 22.73%
Banks: 14.12%
Ameris Bancorp	105,112	8,474,129
Atlantic Union Bankshares Corp.	218,428	8,483,705
Banner Corp.	73,705	4,557,917
Customers Bancorp, Inc.†	112,977	8,927,443
FB Financial Corp.	146,685	8,438,788
First Financial Corp.	72,793	4,743,192
Great Southern Bancorp, Inc.	85,378	5,240,502
HBT Financial, Inc.	23,354	630,091
Independent Bank Corp.	186,303	6,548,550
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Banks(continued)
Pinnacle Financial Partners, Inc.	66,843	$6,356,101
UMB Financial Corp.	68,382	8,694,087
Wintrust Financial Corp.	57,203	8,436,870
WSFS Financial Corp.	124,193	8,039,013
		87,570,388
Capital markets: 2.63%
Donnelley Financial Solutions, Inc.†	63,169	3,268,996
Galaxy Digital, Inc. Class A†	112,506	3,179,419
Piper Sandler Cos.	14,262	4,939,644
Stifel Financial Corp.	39,949	4,925,712
		16,313,771
Financial services: 1.46%
Jackson Financial, Inc. Class A	76,417	9,087,510
Insurance: 2.19%
Genworth Financial, Inc. Class A†	486,237	4,055,217
Lincoln National Corp.	129,912	5,405,638
Unum Group	53,920	4,096,302
		13,557,157
Mortgage real estate investment trusts (REITs): 2.33%
AGNC Investment Corp.	683,406	7,790,828
Annaly Capital Management, Inc.	288,753	6,644,207
		14,435,035
Health care: 5.63%
Health care equipment & supplies: 1.27%
Baxter International, Inc.	210,870	4,232,161
Electromed, Inc.†	77,593	2,317,703
Haemonetics Corp.†	9,421	628,004
Merit Medical Systems, Inc.†	8,321	674,750
		7,852,618
Health care providers & services: 3.13%
AMN Healthcare Services, Inc.†	30,807	656,189
Brookdale Senior Living, Inc.†	534,487	8,017,305
Encompass Health Corp.	14,636	1,383,541
Ensign Group, Inc.	19,569	3,359,215
National HealthCare Corp.	42,058	6,018,920
		19,435,170
Pharmaceuticals: 1.23%
Ligand Pharmaceuticals, Inc.†	11,043	2,121,360
Phibro Animal Health Corp. Class A	83,760	3,362,964
Prestige Consumer Healthcare, Inc.†	33,608	2,166,708
		7,651,032
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Industrials: 24.95%
Aerospace & defense: 0.87%
Ducommun, Inc.†	47,430	$5,376,190
Building products: 2.61%
AZZ, Inc.	36,383	4,522,043
Trex Co., Inc.†	105,323	4,362,479
UFP Industries, Inc.	37,021	3,823,529
Zurn Elkay Water Solutions Corp.	76,327	3,519,438
		16,227,489
Commercial services & supplies: 2.31%
Brady Corp. Class A	54,815	4,739,853
Brink’s Co.	12,306	1,563,354
Healthcare Services Group, Inc.†	198,593	3,737,520
Interface, Inc. Class A	136,988	4,311,013
		14,351,740
Construction & engineering: 3.00%
Great Lakes Dredge & Dock Corp.†	356,805	5,344,939
MYR Group, Inc.†	16,971	4,243,429
NWPX Infrastructure, Inc.†	85,673	5,778,644
Orion Group Holdings, Inc.†	263,379	3,218,491
		18,585,503
Electrical equipment: 3.41%
Atkore, Inc.	48,792	3,388,605
EnerSys	36,785	6,628,289
Generac Holdings, Inc.†	20,153	3,386,510
NuScale Power Corp.†	16,563	289,521
Sunrun, Inc.†	150,714	2,863,566
Thermon Group Holdings, Inc.†	101,739	4,603,690
		21,160,181
Ground transportation: 0.94%
ArcBest Corp.	64,757	5,842,377
Machinery: 6.89%
Allison Transmission Holdings, Inc.	51,858	5,636,964
Atmus Filtration Technologies, Inc.	28,428	1,647,971
Blue Bird Corp.†	41,430	2,084,343
ESCO Technologies, Inc.	20,646	4,710,798
Gorman-Rupp Co.	102,659	5,593,889
Kadant, Inc.	14,816	4,756,529
Miller Industries, Inc.	61,505	2,519,860
Mueller Water Products, Inc. Class A	104,113	2,818,339
Standex International Corp.	10,712	2,570,880
Timken Co.	46,189	4,304,353
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Machinery(continued)
Twin Disc, Inc.	143,762	$2,471,269
Watts Water Technologies, Inc. Class A	12,069	3,612,372
		42,727,567
Marine transportation: 1.28%
Matson, Inc.	49,528	7,939,338
Professional services: 1.03%
CBIZ, Inc.†	14,272	561,603
Korn Ferry	24,143	1,677,214
Maximus, Inc.	43,991	4,154,510
		6,393,327
Trading companies & distributors: 2.61%
Boise Cascade Co.	46,179	3,731,725
GATX Corp.	18,983	3,453,198
Rush Enterprises, Inc. Class A	72,273	4,639,204
Willis Lease Finance Corp.	23,819	4,341,727
		16,165,854
Information technology: 8.74%
Communications equipment: 1.74%
Applied Optoelectronics, Inc.†	118,598	5,172,059
Digi International, Inc.†	95,792	4,125,761
NetScout Systems, Inc.†	42,602	1,184,762
Viasat, Inc.†	6,778	306,162
		10,788,744
Electronic equipment, instruments & components: 2.70%
Belden, Inc.	26,049	3,061,018
ePlus, Inc.	29,518	2,532,939
Insight Enterprises, Inc.†	25,339	2,128,983
OSI Systems, Inc.†	13,784	3,447,930
PC Connection, Inc.	20,239	1,190,256
Sanmina Corp.†	30,888	4,376,212
		16,737,338
IT services: 1.33%
EPAM Systems, Inc.†	30,838	6,432,807
Kyndryl Holdings, Inc.†	78,625	1,808,375
		8,241,182
Semiconductors & semiconductor equipment: 2.97%
Cirrus Logic, Inc.†	50,483	6,579,954
FormFactor, Inc.†	80,894	5,702,218
Onto Innovation, Inc.†	30,584	6,179,497
		18,461,669
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Materials: 7.57%
Chemicals: 2.90%
Core Molding Technologies, Inc.†	98,968	$1,931,855
Eastman Chemical Co.	27,186	1,884,533
Element Solutions, Inc.	166,322	4,839,970
Hawkins, Inc.	25,707	3,348,337
NewMarket Corp.	3,345	2,243,793
Quaker Chemical Corp.	12,470	1,917,138
Westlake Corp.	22,749	1,804,451
		17,970,077
Construction materials: 1.20%
Eagle Materials, Inc.	19,161	3,905,203
Knife River Corp.†	52,945	3,556,316
		7,461,519
Metals & mining: 3.47%
Coeur Mining, Inc.†	289,622	5,919,874
Kaiser Aluminum Corp.	43,399	5,321,585
SSR Mining, Inc.†	200,907	4,586,707
Worthington Steel, Inc.	142,020	5,713,464
		21,541,630
Real estate: 2.54%
Industrial REITs: 0.67%
STAG Industrial, Inc.	110,934	4,161,134
Office REITs: 0.11%
Vornado Realty Trust	21,940	699,447
Retail REITs: 1.35%
Brixmor Property Group, Inc.	151,905	4,069,535
Tanger, Inc.	131,375	4,298,590
		8,368,125
Specialized REITs: 0.41%
PotlatchDeltic Corp.	60,091	2,507,598
Utilities: 1.71%
Electric utilities: 1.71%
Hawaiian Electric Industries, Inc.†	248,144	3,801,566
IDACORP, Inc.	25,595	3,398,760
Pinnacle West Capital Corp.	36,376	3,403,339
		10,603,665
Total common stocks (Cost $436,607,485)		600,806,129
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Investment companies: 2.13%
Exchange-traded funds: 2.13%
iShares Biotechnology ETF	38,420	$6,624,761
State Street SPDR S&P Biotech ETF	52,840	6,591,790
Total investment companies (Cost $11,821,583)		13,216,551

		Yield
Short-term investments: 1.03%
Investment companies: 1.03%
Allspring Government Money Market Fund Select Class♠∞		3.63%	6,422,720	6,422,720
Total short-term investments (Cost $6,422,720)				6,422,720
Total investments in securities (Cost $454,851,788)	100.03%			620,445,400
Other assets and liabilities, net	(0.03)			(213,163)
Total net assets	100.00%			$620,232,237

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,270,725	$75,498,880	$(75,346,885)	$0	$0	$6,422,720	6,422,720	$179,727
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,894,493	$0	$0	$2,894,493
Consumer discretionary	64,245,722	0	0	64,245,722
Consumer staples	28,534,042	0	0	28,534,042
Energy	46,917,497	0	0	46,917,497
Financials	140,963,861	0	0	140,963,861
Health care	34,938,820	0	0	34,938,820
Industrials	154,769,566	0	0	154,769,566
Information technology	54,228,933	0	0	54,228,933
Materials	46,973,226	0	0	46,973,226
Real estate	15,736,304	0	0	15,736,304
Utilities	10,603,665	0	0	10,603,665
Investment companies	13,216,551	0	0	13,216,551
Short-term investments
Investment companies	6,422,720	0	0	6,422,720
Total assets	$620,445,400	$0	$0	$620,445,400
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Small Company Value Portfolio